LOOMIS SAYLES FUNDS

Supplement dated December 29, 2011 to the Admin, Retail and Institutional Class Prospectuses and the Loomis Sayles High Income Opportunities Fund and the Loomis Sayles Securitized Asset Fund Summary Prospectuses and the Statements of Additional Information (“SAI”), each dated February 1, 2011, as may be revised or supplemented from time to time.

ALL FUNDS

Effective January 1, 2012, the name of the Distributor of the Funds (the “Distributor”) will change from Natixis Distributors, L.P. to NGAM Distribution, L.P., and all references to the Distributor will be replaced as such. Also, effective January 1, 2012, the name of Natixis Asset Management Advisors, L.P. will change to NGAM Advisors, L.P., and all references to Natixis Asset Management Advisors, L.P. will change as such. Additionally, effective January 1, 2012, Natixis Distribution Corporation will change its name to NGAM Distribution Corporation, and all references to Natixis Distribution Corporation will change as such. Also, effective January 1, 2012, all references to Natixis Global Associates will be deleted.

NATIXIS FUNDS

Supplement dated December 29, 2011 to the Class A, Class B and Class C Prospectus, the Class Y Prospectus, the Class Y/Admin Summary Prospectuses, the Loomis Sayles Core Plus Bond Fund’s Class ABC Summary Prospectus and the Natixis Funds Statement of Additional Information (“SAI”), each dated February 1, 2011, as may be revised or supplemented from time to time.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term
Loomis Sayles Growth Fund	Government and Agency Fund
Loomis Sayles High Income Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund Loomis Sayles Value Fund

Effective January 1, 2012, the name of the Distributor of the Funds (the “Distributor”) will change from Natixis Distributors, L.P. to NGAM Distribution, L.P., and all references to the Distributor will be replaced as such. Also, effective January 1, 2012, the name of the Advisor or Advisory Administrator of certain Funds will change from Natixis Asset Management Advisors, L.P. to NGAM Advisors, L.P., and all references to the Advisor or Advisory Administrator will change as such. Additionally, effective January 1, 2012, Natixis Distribution Corporation will change its name to NGAM Distribution Corporation, and all references to Natixis Distribution Corporation will change as such. Also, effective January 1, 2012, all references to Natixis Global Associates will be deleted.

Additionally, effective January 1, 2012, the Funds’ email address and website address will change as follows:

Current	As of January 1, 2012
NatixisFunds@ga.natixis.com	NatixisFunds@ngam.natixis.com
ga.natixis.com	NGAM.natixis.com